Share Capital, Capital Reserve and Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Outstanding

		Numbers of shares
	Notes	Class A ordinary shares	Class B ordinary shares	Class B treasury shares
As of January 1, 2021		62,327,851	183,283,628	—
Repurchase of ordinary shares	(iv)	—	(69,144,673)	69,144,673

As of December 31, 2021		62,327,851	114,138,955	69,144,673
Issued during the year	(i), (ii), (iii)	77,467,981	54,524,730	—
Conversion of class B ordinary share to class A ordinary shares		4,281,379	(4,281,379)	—
Repurchase of ordinary shares	(iv)	—	(36,923,963)	36,923,963

As of December 31, 2022		144,077,211	127,458,343	106,068,636
Issued during the year	(v), (vi)	98,688,525	—	—
Re-issue of treasury shares	(vii)	—	30,875,576	(30,875,576)
Repurchase of ordinary shares	(iv)	—	(4,773,270)	4,773,270

As of December 31, 2023		242,765,736	153,560,649	79,966,330

Notes:
(i)	In January 2022, the convertible bond has been converted into 1,856,436 class A ordinary shares at the conversion price of US$8.08 per share.
(ii)
During the year ended December 31, 2022, the Company acquired a controlling stake in AMTD Digital by issuing 67,200,330 Class A and 51,253,702 Class B shares to the selling shareholders of AMTD Digital at a consideration of US$992,645.

(iii)	In January and April 2022, the Company issued 8,411,215 Class A and 3,271,028 Class B shares to the private investors at US$4.28 per share.
(iv)
On September 30, 2021, December 31, 2022, and December 31, 2023, the Company repurchased 69,144,673, 36,923,963 and 4,773,270, respectively, Class B ordinary shares from the immediate holding company, amounting to US$642,055
,
US$320,603 and US$40,000.

(v)	In April 2023, the Company issued 90,000,000 Class A shares to the private investors at US$1.04 per share.
(vi)
During the year ended December 31, 2023, the Company acquired 100% of The Art Newspaper SA with part of purchase consideration settling by issuing 8,688,525 Class A shares to the selling shareholders with fair value of US$5,607. Details on
N
ote 33 (a)(ii).

(vii)	In February 2023, the Company acquired AMTD Assets and the transaction was settled by 30,875,576 Class B treasury shares of the Company reissued at US$8.68 per share of the Company.